Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of The Statutory Federal Income Tax Rate [Abstract]
Accounting profit/(loss) before tax (in Dollars)	$ (7,922,063)	$ 14,425,439	$ (13,805,617)	$ (26,757,978)	$ (34,277,251)	$ (62,032,076)
Tax using the Company’s domestic tax rate (in Dollars)					$ (7,198,223)	$ (13,026,736)
Federal statutory income tax rate					21.00%	21.00%
U.S. state and local taxes					1.50%	2.10%
Federal benefit for state taxes					(1.50%)	(2.10%)
Valuation allowance					(23.60%)	(23.10%)
Difference in tax rates					2.60%	2.10%
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Current Tax expense (in Dollars)
Deferred Tax expense (in Dollars)
Income tax expense reported in the Statement of profit and loss/Effective Tax Rate (in Dollars)